Shareholder Report, Holdings (Details) - C000009559 [Member]	Jun. 30, 2026
Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.96%
Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.65%